Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥) ¥ / shares shares	Aug. 31, 2022 USD ($) $ / shares shares	Aug. 31, 2021 CNY (¥) ¥ / shares shares	Aug. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 1,713,965	$ 248,797	¥ 1,401,780	¥ 1,476,347
Cost of revenue	(1,237,306)	(179,606)	(1,180,263)	(1,059,537)
Gross profit	476,659	69,191	221,517	416,810
Selling, general and administrative expenses	(539,893)	(78,370)	(535,878)	(562,600)
Other operating income	5,339	775	24,969	34,761
Impairment loss on property and equipment	(6,586)	(956)
Impairment loss on operating lease right-of-use assets	(8,861)	(1,286)	(15,575)	(12,772)
Impairment loss on intangible assets	(113,385)	(16,459)
Impairment loss on goodwill	(419,805)	(60,938)	(84,730)
Operating loss	(606,532)	(88,043)	(389,697)	(123,801)
Interest expense, net	(127,840)	(18,557)	(169,693)	(162,912)
Investment income	135,309	19,641	129,575	54,166
Other expenses	(5,808)	(843)	(10,137)	(10,364)
Loss before income taxes and share of equity in loss of unconsolidated affiliates	(604,871)	(87,802)	(439,952)	(242,911)
Income tax expense	(58,919)	(8,553)	(94,176)	(63,815)
Share of equity in loss of unconsolidated affiliates	(39,747)	(5,770)	(1,018)	(595)
Net loss from continuing operations	(703,537)	(102,125)	(535,146)	(307,321)
Income from discontinued operations, net of tax			369,343	471,495
Net income/(loss)	(703,537)	(102,125)	(165,803)	164,174
Less: Net income/(loss) attributable to the non-controlling interests	5,803	842	(112,998)	3,169
Net income/(loss) attributable to Bright Scholar Education Holdings Limited ordinary shareholders	(709,340)	(102,967)	(52,805)	161,005
Amounts attributable to Bright Scholar Education Holdings Limited shareholders
Net loss from continuing operations	(709,340)	(102,967)	(540,768)	(316,878)
Income from discontinued operations, net of tax			487,963	477,883
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders	¥ (709,340)	$ (102,967)	¥ (52,805)	¥ 161,005
Net earnings/(loss) per share attributable to ordinary shareholders — basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (5.98)	$ (0.87)	¥ (4.54)	¥ (2.64)
Net income from discontinued operations attributable to ordinary shareholders (in Dollars per share and Yuan Renminbi per share) | (per share)			4.09	3.98
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (5.98)	$ (0.87)	¥ (0.45)	¥ 1.34
Weighted average shares used in calculating net earnings/(loss) per ordinary share, basic and diluted (in Shares)	118,697,495	118,697,495	119,220,331	120,158,001